Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 13,842	$ 7,682	$ (6,648)
Other comprehensive loss:
Foreign currency translation adjustments	(3,837)	(2,363)	(124)
Comprehensive income (loss)	$ 10,005	$ 5,319	$ (6,772)